Accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting policies [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated financial statements for the three and six months ended June 30, 2022 and 2021 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board. The accounting policies and methods of computation applied in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the Group’s annual financial statements for the year ended December 31, 2021 except for the estimation of income tax (see note 7).

The financial statements do not include all of the information required for annual financial statements and should be read in conjunction with the consolidated financial statements of the Group for the year ended December 31, 2021.

The financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments which are measured at fair value.

The financial statements and footnotes have been presented in Pounds Sterling (“Sterling”). This is the functional currency of the Company, being the currency of the primary economic environment in which the Company operates, and the presentational currency of the Group. All values are rounded to the nearest thousand pound (“£’000”) except where otherwise indicated.

These unaudited condensed consolidated financial statements were prepared at the request of the Group’s Board of Directors (the “Board”) to meet regulatory and contractual commitments and were approved by the Board on August 9, 2022 and signed on its behalf by Andrew Hopkins, Chief Executive Officer of the Group.

Basis of consolidation	Basis of consolidationThese unaudited condensed consolidated Group financial statements consolidate the financial statements of Exscientia plc and all its subsidiary undertakings made up to June 30, 2022.
Going concern	Going concern
As at June 30, 2022, the Group’s cash, cash equivalents and short-term bank deposits amounted to £601,891,000, with total unrestricted cash amounting to £600,204,000. The Group has incurred significant research and development expenses from the start of the Group’s activities, however primarily as a result of cash inflows from collaborations during both periods net cash inflows to operating activities amounted to £52,033,000 for the six months ended June 30, 2022 and £3,722,000 for the six months ended June 30, 2021. Taking into account the Group’s cash, cash equivalents and short-term bank deposits as at June 30, 2022, the Board believes that the Group has sufficient financial resources to cover its planned cash outflows for the foreseeable future, being a period of at least twelve months from the date of issuance of these financial statements.

As the Group has concluded that there is no substantial doubt about its ability to continue as a going concern within one year of the issuance of these financial statements, the Group has prepared these financial statements under the going concern assumption.

Application of new and revised International Financial Reporting Standards (IFRSs) and Significant accounting policies	Application of new and revised International Financial Reporting Standards (IFRSs) There have been no new or revised accounting standards that have had an impact on the unaudited condensed consolidated financial statements relative to those applied within the consolidated financial statements of the Group for the year ended December 31, 2021. Any new accounting standards implemented were assessed and determined to be either not applicable or did not have a material impact on the interim financial statements or processes.Significant accounting policies
The significant accounting policies are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2021. There have been no changes to existing accounting policies for the three and six months ended June 30, 2022 with the exception of share-based payments which has been amended as a result of the issue of performance options and performance share units (“PSUs”) to certain employees during the period which contain performance-based vesting conditions, and derivative financial instruments as a result of certain forward contract transactions executed during the period.

Share based payments

The Group operates equity-settled share-based compensation plans whereby certain employees of the Group are granted equity awards in the Company in the form of share options, restricted share units (“RSUs”), performance options and performance share units.

The fair value of awards granted is recognised as an expense in the statement of comprehensive income with a corresponding increase in equity. The fair value of the award is measured at the grant date and is spread over the period during which the respective employee becomes unconditionally entitled to the award. The fair value of share options and those performance option and PSU awards not containing market-based performance conditions are valued using a Black-Scholes model, whilst performance options and PSUs containing market-based conditions are valued using a Monte-Carlo model. The fair value of RSUs is based on the market value of the underlying shares at the award grant date.

At each statement of financial position date, the Group revises its estimate of the number of awards that are expected to become exercisable based on forfeiture rates, and with the exception of changes in the estimated probability of achieving market-based performance conditions, adjustments are made such that at the end of the vesting period the cumulative charge is based on the number of options that eventually vest.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also recognised in profit or loss over the remaining vesting period. There were no modifications to the terms and conditions of options during the current or previous financial period.

When a share based payment award is exercised an intra-equity movement is recorded to transfer the cumulative charge recorded within the share-based payment reserve for those awards to retained earnings.

Derivative financial instruments- forward contracts

Derivative financial instruments relating to currency forward contracts are initially recognised at fair value on the date at which the derivative contract is executed, and are subsequently re-measured at fair value each period-end. Any gains and losses arising from changes in the fair value of derivatives are recognised within the consolidated statement of profit and loss.